CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary Share USD ($) shares	Ordinary Share CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Retained Earnings-Appropriated USD ($)	Retained Earnings-Appropriated CNY (¥)	Retained Earnings-Unappropriated USD ($)	Retained Earnings-Unappropriated CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning Balance at Dec. 31, 2012		¥ 175,596		¥ 468,132,187		¥ 118,401,996		¥ 931,347,064		¥ (473,818)		¥ 1,517,583,025
Beginning Balance (in shares) at Dec. 31, 2012 | shares	25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income								79,528,309				79,528,309
Transfer to statutory reserves						7,954,033		(7,954,033)
Foreign currency translation adjustment										25,405		25,405
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,646)										(746,137)		(746,137)
Ending Balance at Dec. 31, 2013		¥ 175,596		468,132,187		126,356,029		1,002,921,340		(1,194,550)		1,596,390,602
Ending Balance (in shares) at Dec. 31, 2013 | shares	25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income								79,210,649				79,210,649
Transfer to statutory reserves						7,921,066		(7,921,066)
Foreign currency translation adjustment										(2,831)		(2,831)
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,646)												0
Reclassification adjustment of available-for-sale securities net of tax effect										746,137		746,137
Ending Balance at Dec. 31, 2014		¥ 175,596		468,132,187		134,277,095		1,074,210,923		(451,244)		¥ 1,676,344,557
Ending Balance (in shares) at Dec. 31, 2014 | shares	25,725,000	25,725,000									25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income								128,854,649			$ 19,843,331	¥ 128,854,649
Transfer to statutory reserves						12,885,465		(12,885,465)
Foreign currency translation adjustment										(51,245)	(7,892)	(51,245)
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,646)												0
Ending Balance at Dec. 31, 2015	$ 25,725	¥ 175,596	$ 72,091,319	¥ 468,132,187	$ 22,662,708	¥ 147,162,560	$ 183,285,097	¥ 1,190,180,107	$ (76,068)	¥ (502,489)	$ 277,988,781	¥ 1,805,147,961
Ending Balance (in shares) at Dec. 31, 2015 | shares	25,725,000	25,725,000									25,725,000	25,725,000